SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Waldencast and its consolidated subsidiaries (the “Company”) has prepared the accompanying condensed consolidated financial statements pursuant to generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
In the Company's opinion, all adjustments considered necessary for a fair presentation have been included. These statements omit certain information and footnote disclosures required for complete annual financial statements and, therefore, should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2024. Results of operations for the period ended June 30, 2025 are not necessarily indicative of the expected results for the remainder of the fiscal year.
Certain prior year amounts in the consolidated financial statements and notes have been reclassified to conform to current year presentation. These reclassifications had no effect on net income or loss, total assets, or shareholders’ equity. These include reclassifying research and development costs into selling, general and administrative costs and reclassifying gondolas into furniture and fixtures. Specifically, $1.8 million of research and development costs previously reported as “Research and development” for the six months ended June 30, 2024, has been reclassified to “Selling, General and Administrative costs” to better reflect the nature of these expenses. Additionally, $8.2 million of gondolas, previously reported as “gondolas” for the six months ended June 30, 2024, has been reclassified to “Furniture and fixture” to better reflect the nature of this property and equipment. Comparative amounts in the condensed consolidated statements of income and supplemental balance sheet disclosures have been adjusted accordingly.
Unless the context requires otherwise, the “Company”, “we”, or “our” refers to Waldencast together with its consolidated subsidiaries.

Principles of Consolidation
Principles of Consolidation—The accompanying condensed consolidated financial statements include the accounts of Waldencast and its consolidated subsidiaries. The Company consolidates entities in which the Company has a majority voting interest. The Company eliminates intercompany transactions and accounts in consolidation. The Company separately presents within equity on the condensed consolidated balance sheets the ownership interests attributable to parties with noncontrolling interests in the Company's consolidated subsidiaries, and separately presents net income attributable to such parties on the condensed consolidated statements of operations and comprehensive loss.

Use of Estimates
Use of Estimates—The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, revenue recognition, stock-based compensation, goodwill valuation, inventory valuation, and valuation allowance for deferred tax assets. The Company bases its estimates on historical experience and assumptions that it believes are reasonable at the time. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances could result in actual results differing from those estimates, and such differences could be material to the Company’s condensed consolidated balance sheets and condensed consolidated statements of operations and comprehensive loss.
Potential events and/or changes in circumstances that could reasonably be expected to negatively affect our key assumptions include risks related to operational execution, exposure to international and digital markets, and broader macroeconomic conditions. These factors, such as delays in strategic initiatives, evolving consumer preferences, regulatory developments, competitive pressures, or leadership transitions, may impact valuation inputs like growth projections, discount rates, and market multiples, potentially leading to downward revisions in fair value estimates.

Concentrations and Credit Risk
Concentrations and Credit Risk—Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash balances in accounts held by major banks and financial institutions located primarily in the U.S. and considers such risk to be minimal. Such bank deposits from time to time may be exposed to credit risk in excess of the Federal Deposit Insurance Corporation insurance limit.
The Company’s accounts receivable primarily represent amounts due from distributors, and third-party logistics companies, directly and indirectly from major retailers located both inside and outside the U.S. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions, monitoring payment frequency, and requiring customer advance payments in certain circumstances. The Company generally does not require collateral.
As of June 30, 2025, three U.S. customers accounted for 20%, 11%, and 10% of accounts receivable, respectively. As of December 31, 2024, one U.S. customer accounted for 33% of accounts receivable.
During the six months ended June 30, 2025, the Company purchased approximately 17% and 12% of inventory from two vendors. During the six months ended June 30, 2024, the Company purchased approximately 13% and 12% of inventory from two vendors.
As of June 30, 2025, one vendor exceeded 10% of accounts payable. As of December 31, 2024, no vendor exceeded 10% of accounts payable.

Recently Issued Accounting Standards, Not Yet Adopted
Recently Issued Accounting Standards, Not Yet Adopted
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024. The Company will take account of the amendments to these annual disclosures in its full-year consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income – Expense Disaggregation Disclosures. The guidance will require disaggregated disclosures and of certain cost and expense categories presented on the face of the income statement. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is in the process of assessing the impact of this ASU on its future consolidated financial statements.